CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 287,185	$ 142,464
Restricted cash	23,018	5,370
Short-term investments	774,618	995,350
Accounts receivable and financing receivables, net	71,186	131,813
Prepaid and other current assets	28,947	26,888
Due from related parties	2,471	2,837
Total current assets	1,187,425	1,304,722
Long-term investments, net	74,004	63,345
Fixed assets, net	76,851	110,006
Goodwill	6,527	5,534
Intangible assets, net	1,226	1,514
Deferred tax assets, net	13,249	16,306
Other assets (including due from related parties of US$2,253 and US$3,003, respectively, as of December 31, 2019 and 2020)	35,850	20,975
Total assets	1,395,132	1,522,402
Current liabilities:
Accounts payable (including accounts payable of consolidated variable interest entities, or "VIEs", without recourse to the Company of US$66,186 and US$72,611, respectively, as of December 31, 2019 and 2020)	106,889	111,587
Accrued and other short-term liabilities (including accrued and other short-term liabilities of consolidated VIEs without recourse to the Company of US$55,694 and US$39,502, respectively, as of December 31, 2019 and 2020)	118,442	150,275
Receipts in advance (including receipts in advance of consolidated VIEs without recourse to the Company of US$8,981 and US$7,944, respectively, as of December 31, 2019 and 2020)	64,414	67,902
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of US$1,250 and US$1,047, respectively, as of December 31, 2019 and 2020)	25,350	24,167
Taxes payable (including taxes payable of consolidated VIEs without recourse to the Company of US$6,084 and US$2,159, respectively, as of December 31, 2019 and 2020)	64,082	76,688
Due to related parties (including due to related parties of consolidated VIEs without recourse to the Company of US$108 and US$646, respectively, as of December 31, 2019 and 2020)	27,102	22,594
Total current liabilities	406,279	453,213
Long-term liabilities (including long-term liabilities of consolidated VIEs without recourse to the Company of US$1,130 and US$1,023, respectively, as of December 31, 2019 and 2020)	10,721	5,686
Total liabilities	417,000	458,899
Commitments and contingencies (Note 20)
SHAREHOLDERS' EQUITY
Additional paid-in capital	906,236	945,719
Treasury stock (US$0.001 par value, 20,001,418 and 7,689,800 shares as of December 31, 2019 and 2020, respectively)	(27,870)	(69,886)
Retained earnings	103,573	215,064
Accumulated other comprehensive loss	(4,198)	(27,792)
Total Sogou Inc. shareholders' equity	978,132	1,063,503
Total shareholders' equity	978,132	1,063,503
Total liabilities and shareholders' equity	1,395,132	1,522,402
Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary Shares	112	119
Class B Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary Shares	$ 279	$ 279